Lease - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Weighted-average remaining lease term	2 years 11 months 12 days	1 year
Weighted-average discount rate	4.75%	4.75%
Operating lease expenses	¥ 38.7	¥ 23.4	¥ 26.8
Short-term lease expenses	0.5	2.0	¥ 0.6
Amount of lease liabilities related to early terminated leases.	¥ 0.0	¥ 0.0